UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment | |

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    11:11 Capital Corp.
                                 Address: 825 3rd Avenue, Suite 241
                                          New York, NY  10022

				 13F File Number: 028-13523


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Pinsker
Title: Chief Executive Officer
Phone: 212-708-4794

Signature,                               Place,             and Date of Signing:


/s/  Brian Pinsker                 	  New York, NY       February 2, 2010
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  Millennium Management LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   59

Form 13F Information Table Value Total:   $357,735 (thousands)


List of Other Included Managers:

No.        Form 13 F File Number      Name
---        ---------------------      ----
1	   028-10684		      Millennium Management LLC

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------
CEPHALON INC                 COM             156708109 55697  892300   SH       OTHER   1                892300
BOSTON SCIENTIFIC CORP       COM             101137107 46350  5150000  SH       OTHER   1                5150000
UNITED THERAPEUTICS CORP DEL COM             91307C102 21034  399500   SH       OTHER   1                399500
BIOMARIN PHARMACEUTICAL INC  COM             09061G101 18556  986500   SH       OTHER   1                986500
KING PHARMACEUTICALS INC     COM             495582108 18405  1500000  SH       OTHER   1                1500000
CUBIST PHARMACEUTICALS INC   COM             229678107 18185  958600   SH       OTHER   1                958600
EMDEON INC                   CL A            29084T104 16746  1098100  SH       OTHER   1                1098100
ABRAXIS BIOSCIENCE INC NEW   COM             00383Y102 15636  385600   SH       OTHER   1                385600
ENZON PHARMACEUTICALS INC    COM             293904108 14742  1400000  SH       OTHER   1                1400000
GENZYME CORP                 COM             372917104 13581  277100   SH       OTHER   1                277100
ELAN PLC                     ADR             284131208 10682  1638400  SH       OTHER   1                1638400
OSI PHARMACEUTICALS INC      COM             671040103 10032  323000   SH       OTHER   1                323000
ALKERMES INC                 COM             01642T108 8940   950000   SH       OTHER   1                950000
XENOPORT INC                 COM             98411C100 8348   450000   SH       OTHER   1                450000
DENDREON CORP                COM             24823Q107 7884   300000   SH       OTHER   1                300000
ONYX PHARMACEUTICALS INC     COM             683399109 7482   255000   SH       OTHER   1                255000
AFFYMETRIX INC               COM             00826T108 6541   1120000  SH       OTHER   1                1120000
KIMBERLY CLARK CORP          COM             494368103 6371   100000   SH       OTHER   1                100000
MEDICINES CO                 COM             584688105 6259   750500   SH       OTHER   1                750500
PHARMERICA CORP              COM             71714F104 5571   350800   SH       OTHER   1                350800
AUXILIUM PHARMACEUTICALS INC COM             05334D107 5247   175000   SH       OTHER   1                175000
MEDICIS PHARMACEUTICAL CORP  CL A NEW        584690309 4534   167600   SH       OTHER   1                167600
ACORDA THERAPEUTICS INC      COM             00484M106 3674   145800   SH       OTHER   1                145800
VANDA PHARMACEUTICALS INC    COM             921659108 2521   224100   SH       OTHER   1                224100
NUVASIVE INC                 COM             670704105 2047   64000    SH       OTHER   1                64000
PALOMAR MED TECHNOLOGIES INC COM NEW         697529303 1915   190000   SH       OTHER   1                190000
ORTHOVITA INC                COM             68750U102 1652   470700   SH       OTHER   1                470700
CUMBERLAND PHARMACEUTICALS INCOM             230770109 1534   112900   SH       OTHER   1                112900
PROGENICS PHARMACEUTICALS INCCOM             743187106 1525   343500   SH       OTHER   1                343500
DYAX CORP                    COM             26746E103 1416   417700   SH       OTHER   1                417700
ARYX THERAPEUTICS INC        COM             043387109 1284   400000   SH       OTHER   1                400000
ABAXIS INC                   COM             002567105 1278   50000    SH       OTHER   1                50000
ARIAD PHARMACEUTICALS INC    COM             04033A100 1254   550000   SH       OTHER   1                550000
ITERMUNE INC                 COM             45884X103 1253   96100    SH       OTHER   1                96100
PHARMACEUTICAL PROD DEV INC  COM             717124101 1156   49300    SH       OTHER   1                49300
PFIZER INC                   COM             717081103 1000   54980    SH       OTHER   1                54980
PAIN THERAPEUTICS INC        COM             69562K100 804    150000   SH       OTHER   1                150000
NATUS MEDICAL INC DEL        COM             639050103 725    49000    SH       OTHER   1                49000
COMBIMATRIX CORPORATION      COM             20009T105 684    106950   SH       OTHER   1                106950
OTIX GLOBAL INC              COM             68906N101 672    810000   SH       OTHER   1                810000
ENZO BIOCHEM INC             COM             294100102 656    122000   SH       OTHER   1                122000
EMERGENT BIOSOLUTIONS INC    COM             29089Q105 544    40000    SH       OTHER   1                40000
TRANSITION THERAPEUTICS INC  COM NEW         893716209 539    149800   SH       OTHER   1                149800
BIOCRYST PHARMACEUTICALS     COM             09058V103 403    62400    SH       OTHER   1                62400
ICON PUB LTD CO              SPONSORED ADR   45103T107 393    18100    SH       OTHER   1                18100
FACET BIOTECH CORP           SHS             30303Q103 388    22100    SH       OTHER   1                22100
AMAG PHARMACEUTICALS INC     COM             00163U106 380    10000    SH       OTHER   1                10000
SYNOVIS LIFE TECHNOLOGIES IN COM             87162G105 340    26300    SH       OTHER   1                26300
SUCAMPO PHARMACEUTICALS INC  CL A            864909106 283    70000    SH       OTHER   1                70000
NPS PHARMACEUTICALS INC      COM             62936P103 238    70000    SH       OTHER   1                70000
CYPRESS BIOSCIENCES INC      COM PAR $.02    232674507 103    17800    SH       OTHER   1                17800
BECKMAN COULTER INC          COM             075811109 65     1000     SH       OTHER   1                1000
INSMED INC                   COM NEW         457669208 45     57900    SH       OTHER   1                57900
CELERA CORP                  COM             15100E106 35     5000     SH       OTHER   1                5000
CHARLES RIV LABS INTL        COM             159864107 34     1000     SH       OTHER   1                1000
MERIDIAN BIOSCIENCE INC      COM             589584101 22     1000     SH       OTHER   1                1000
ENDO PHARMACEUTICALS HLDGS I COM             29264F205 21     1000     SH       OTHER   1                1000
ECLIPSYS CORP                COM             278856109 19     1000     SH       OTHER   1                1000
PENWEST PHARMACEUTICALS CO   COM             709754105 15     5600     SH       OTHER   1                5600